UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21802

WorldCommodity Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Address of Principal Executive Offices)  (Zip Code)

Mr. James Llewellyn

WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, GA 30328

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  404-437-7420

Date of fiscal year end:

September 30

Date of reporting period:

March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

WORLDCOMMODITY℠ FUND

SEMI-ANNUAL REPORT

For the six months ended:

March 31, 2008

www.worldcommodityfunds.com

800-595-4922   ●  404-437-7420

WorldCommoditySM Fund

March 31, 2008 (Unaudited)

Top Ten Holdings*		Country Holdings* (% of Net Assets)
(% of Net Assets)
Cagles, Inc.	18.77	United States	37.59
Maryborough Sugar Factory Ltd.	9.87	Australia	14.98
PGG Wrightson Ltd.	7.62	New Zealand	7.62
JG Boswell Co.	6.45	Canada	6.56
MESCO, Inc.	6.03	Japan	6.03
Saskatchewan Wheat Pool, Inc.	5.64	United Kingdom	5.24
ABN AMRO Bank, NV	5.24	Sweden	4.84
Rogers International Commodity Index® - Agriculture Excess Return (RICIA) Linked Securities			82.86%
Namoi Cotton Cooperative Ltd.	5.11	Commodity Sectors
Swedish Export Credit Corp Elements	4.84	(% of Net Assets)
Rogers International Commodity Index® - Agriculture Total ReturnSM Linked Securities		Agriculture Cash **	63.54 17.15
MF Global Ltd.	4.32	Multi-Sector & Misc.	12.68
	73.89%	Metals	6.03
		Energy	0.61
			100.00%

*Excludes cash and cash equivalents

**Includes money market funds

Management Discussion & Analysis

For the Six Months Ended March 31, 2008

May 18, 2008

To the Shareholders and Directors of the WorldCommodity Fund:

Below is a comparison of the WorldCommoditySM Fund’s performance with that of two unmanaged, total return indexes, (both with dividends reinvested), that of the Standard & Poor’s 500® Total Return Index and the Rogers International Commodity Index® Total Return from the inception of the Fund through March 31, 2008:

	Six Months	Since Inception
	Ended	10/27/2006
	3/31/2008*	to 3/31/2008**

WorldCommoditySM Fund	(24.02)%	(5.98)%

Rogers International Commodity Index® Total Return	18.90%	27.66%

S&P 500® Total Return Index	(12.46)%	(1.45)%

*Returns are cumulative, not annualized

**Returns are annualized

Note: The S&P 500® Total Return Index is an unmanaged index comprised of 500 stocks selected for market capitalization, liquidity, and industry group representation. The RICI™ TR is an unmanaged, total return index representing 36 exchange-traded commodities. The S&P 500® and RICI™ TR are used for comparative purposes. The WorldCommodity Fund™ is not designed to track the S&P 500® or the RICI™ TR indexes and its performance will differ from these benchmarks.

In managing the Fund, the Adviser’s strategy is to look globally among all equity markets for companies, countries, and currencies that will benefit from the continued rise of global commodity prices, as measured best by the Rogers International Commodity Index®.

As shown in the preceding table, over 60% of the Fund’s portfolio is invested in securities which the Adviser believes will perform well with rising agricultural prices.  However, the best performing commodity sector for the six-month period ending March 31, 2008 (as measured by the Rogers Commodity Indices) was the energy sector:

Rogers International Commodity Index® Agriculture Total Return

RICIA TR

7.79%

Rogers International Commodity Index® Metals Total Return

RICIM TR

11.77%

Rogers International Commodity Index® Energy Total Return

RICIE TR

30.43%

Prices for global agricultural commodities as a group continue to lag behind both metals and energy.  Moreover, the Fund’s top holdings are centered on producers and marketers of cotton, wool and sugar; commodities that have been among the worst performing over the recent years.  The Adviser expects prices for these “soft” commodities to improve in the near term, following the higher prices now seen in the global grain markets.  The Fund does have exposure to higher wheat, corn and cereal grain prices through holdings in Viterra Inc., among others.

During the six months beginning October 1st and ending March 31st, the Fund acquired the following securities that were not owned at September 30, 2007 and which are listed as portfolio investments at March 31, 2008:

•

MF Global Ltd.

•

Swedish Export Credit Corp. ELEMENTSSM

Rogers International Commodity Index® -Agriculture Total ReturnSM Linked Securities

Medium-Term Notes, 10/24/2022

MF Global Ltd. provides execution and clearing services and is one of the world’s largest publicly traded commodity futures brokers.  The Swedish Export Credit Corp. is a medium term note whose returns are linked the Rogers Agriculture Index.

Also, during the six months ended March 31, 2008, the Fund disposed of positions listed at September 30, 2007 and for which no shares were held on March 31, 2008 as follows:

•

Ace Aviation Holdings Class A

•

Catalyst Paper Corp.

•

Continental Airlines, Inc.

•

CF Industries Holdings, Inc.

•

Exide Technologies

•

Exide Technologies (Warrants)

•

Furukawa Battery Co. Ltd.

•

GS Yuasa Corp.

•

Jazz Air Income Fund

•

Rubicon Ltd.

•

US Airways Group, Inc.

Fund shareholders should keep in mind that the above discussion applies to the Fund's portfolio as of March 31, 2008 and may not reflect changes occurring subsequent to the end of the fiscal year.

Expense Illustration

March 31, 2008 (Unaudited)

Expense Example

As a shareholder of the WorldCommodity Fund, you incur two types of costs: (1) transaction costs, which may include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees, and wire transfer fees; and (2) ongoing costs, such as the management and administration fees paid to the adviser of the Fund.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	October 1, 2007	March 31, 2008	October 1, 2007 to March 31, 2008

Actual	$1,000.00	$759.79	$7.06
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.05	$8.09

* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

WorldCommodity Fund

Schedule of Investments

March 31, 2008 (Unaudited)

Shares		Country	Market Value	% Net Assets
COMMON STOCKS

Agricultural – Grain Wholesale
2,750	Viterra Inc. *	Canada	$ 38,818	5.64%

Agricultural Production
48	JG Boswell Co.	USA	44,400
31,000	Maryborough Sugar Factory Ltd. *	Australia	67,915
100,000	Namoi Cotton Cooperative Ltd. *	Australia	35,140
32,086	PGG Wrightson Ltd.	New Zealand	52,442
			199,897	29.05%
Commodity Brokers, Dealers
3,000	MF Global Ltd. *	USA	29,730	4.32%

Crude Petroleum & Natural Gas
150	Penn West Energy Trust	Canada	4,197	0.61%

Engineering & Construction - Nonferrous Metals
6,000	MESCO, Inc. *	Japan	41,476	6.03%

Poultry Processing
21,000	Cagles, Inc. Class A *	USA	129,150	18.77%

Transportation - Air
119	Aeroplan Income Fund	Canada	2,116
1,600	AMR Corp. *	USA	18,040
1,000	Northwest Airlines Corp. *	USA	17,980
200	UAL Corp.*	USA	19,377
			57,513	8.36%

TOTAL FOR COMMON STOCKS (Cost $562,235)			500,781	72.77%

WorldCommodity Fund

Schedule of Investments (Continued)

March 31, 2008 (Unaudited)

CORPORATE BONDS & NOTES
25,000	ABN AMRO Bank, N.V *:	UK
	Rogers International Commodity Index® -
	Agriculture Excess Return (RICIA) Linked Securities,
	Medium-Term Notes, Series A, 06/29/09		36,072
3,000	Swedish Export Credit Corp. ELEMENTS (SM) *	Sweden	33,300
	Rogers International Commodity Index® - Agriculture Total Return (SM) Linked Securities Medium-Term Notes, 10/24/2022

TOTAL FOR CORPORATE BONDS & NOTES (Cost $54,615)			69,372	10.08%
SHORT TERM INVESTMENTS
118,728	Huntington Treasury Market IV 0.65% **(Cost $118,728)		118,728	17.25%

TOTAL INVESTMENTS (Cost $735,578)			688,881	100.10%

LIABILITIES IN EXCESS OF OTHER ASSETS			(705)	(0.10)%

NET ASSETS			$ 688,176	100.00%
* Non-income producing securities during the period.
** The coupon rate shown represents the yield at March 31, 2008.
The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

ASSETS
Investments in Securities, at Value (Cost $735,578)	$ 688,881
Receivables:
Dividends and Interest	403
Total Assets	689,284
LIABILITIES
Accrued Management Fees	623
Other Expenses	485
Total Liabilities	1,108
NET ASSETS	$ 688,176

Net Assets Consist of:
Paid In Capital	$ 889,468
Accumulated Undistributed Net Investment (Loss)	(7,543)
Accumulated Undistributed Realized Loss on Investments
and foreign currency transactions	(146,922)
Unrealized Appreciation in Value of Investments	(46,827)

NET ASSETS	$ 688,176

Shares Outstanding (100,000,000 shares authorized with a $0.0001 par value)	74,961

Net Asset Value Per Share	$ 9.18

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Operations

March 31, 2008 (Unaudited)

For the six months ended March 31, 2008
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $69)	$ 2,115
Interest	1,730
Total Investment Income	3,845

EXPENSES
Advisory Fees (Note 3)	3,803
Administrative Fees	2,884
Total Expenses	6,687

Net Investment Income	(2,842)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Realized Loss on Investments including Foreign Currency Transactions	(127,340)
Net Change in Unrealized Depreciation on Investments	(112,664)
Net Realized and Unrealized Gain on Investments and Foreign
Currency Transactions	(240,004)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (242,846)

The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Statement of Changes in Net Assets

March 31, 2008 (Unaudited)

	For the Six Months Ended March 31, 2008 (Unaudited)	For the Fiscal Year* Ended Sept. 30, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$ (2,842)	$ 2,173
Net Realized Loss on Investments and foreign currency transactions	(127,340)	(17,595)
Net Change in Unrealized Depreciation on Investments	(112,664)	64,069
Net Decrease in Net Assets Resulting from Operations	(242,846)	48,647

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income (Loss)	(8,632)	(229)

CAPITAL SHARE TRANSACTIONS
Proceeds from Sale of Shares	407,241	718,030
Shares Issued on Reinvestment of Dividends	8,632	229
Cost of Shares Redeemed	(343,047)	(2,723)
Net Increase from Shareholder Activity	72,826	715,536

NET ASSETS
Net Increase (Decrease) in Net Assets	(178,652)	763,954
Beginning of Period	866,828	102,874
End of Period (Including Undistributed Net Investment Loss and Income of $(7,543) and $1,944, respectively).	$ 688,176	$ 866,828

SHARE TRANSACTIONS
Shares Sold	36,390	60,962
Shares Issued on Reinvestment of Dividends	835	22
Shares Redeemed	(33,119)	(249)
Net Increase in Shares	4,106	60,735
Outstanding at Beginning of Period	70,855	10,120
Outstanding at End of Period	74,961	70,855

* October 27, 2006 commencement of operations
The accompanying notes are an integral part of these financial statements.

WorldCommodity Fund

Financial Highlights

March 31, 2008 (Unaudited)

	For the Six Months Ended March 31, 2008 (Unaudited)	For the Fiscal Year* Ended Sept. 30, 2007

NET ASSET VALUE, AT BEGINNING OF PERIOD	$ 12.23	$ 10.17

Income From Investment Operations:
Net Investment Income **	(0.04)	0.06
Net Gain on Securities and foreign currency (Realized and Unrealized)	(2.88)	2.02
Total from Investment Operations	(2.92)	2.08

Distributions:
Net Investment Income	(0.13)	(0.02)

NET ASSET VALUE, AT END OF PERIOD	$ 9.18	$ 12.23

TOTAL RETURN (b)	(24.02)%	20.51%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 688	$ 867
Ratio of Expenses to Average Net Assets (a)	1.60%	1.62%
Ratio of Net Investment Income to Average Net Assets (a)	-0.68%	0.54%
Portfolio Turnover	166%	125%

* October 27, 2006 commencement of operations
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
(a) Annualized
(b) Not annualized, assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

1.  ORGANIZATION

WorldCommodity Funds, Inc. (the "Company") was incorporated in Maryland on August 9, 2005 as a non-diversified, open-end management investment company.  The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue $100,000,000 shares of common stock at $.0001 par value.  The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series.  WorldCommodity Fund (the "Fund"), a non-diversified fund, is the sole series of the Company.  The Fund's investment objective is to seek capital appreciation by investing in equity securities issued by commodity-related companies and commodity–linked note securities. The Fund's registration statement became effective with the SEC and the Fund commenced operations on October 27, 2006.

2.  SIGNIFICANT ACCOUNTING POLICIES

Valuation

The Fund’s securities are valued each day at the last quoted sales price on the securities principal exchange.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Advisor, in accordance with procedures approved by the Board of Directors.  Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund.  In computing NAV of the Fund, the Advisor values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the values of a Fund’s securities, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the securities will be valued at fair value utilizing procedures under the direction of the Board of Directors.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Investment Income

The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.  Interest income and estimated expenses are accrued daily.  Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date.

Dividends and Distributions to Shareholders

Dividends and distributions, if any, will be declared and distributed at least annually.  However, the Directors may decide to declare dividends and distributions at other intervals.  Dividends and distributions to shareholders from net investment income are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.  These differences may be permanent or temporary.  Permanent book and tax differences may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses).  These reclassifications have no impact on net assets or the results of operations.  Temporary differences are not reclassified, as they may reverse in subsequent periods.  Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

Expenses

Expenses for the Fund are accrued on a daily basis and are based on prior day net assets.

Federal Income Taxes

For federal income tax purposes, the Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from these estimates.

3.  INVESTMENT ADVISORY AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

McConnell Asset Management, LLC (the "Advisor") doing business as, WorldCommodity Asset Management acts as investment adviser for the Fund pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement").  The Adviser is a Georgia limited liability company and is registered with the Securities and Exchange Commission as an investment adviser.  Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance’s with the Fund’s investment policies and restrictions.  The Advisor furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Company in the investments of the Fund.  For its investment advisory services to the Fund, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.90% of average net assets of the Fund, such fee to be computed daily based upon daily average net assets of the Fund.  For the period October 1, 2007 through March 31, 2008 (“the period”) the Advisor earned fees of $3,803.

The Fund has also entered into an Operating Services Agreement (the "Services Agreement") with the Advisor.  Under the terms of the Services Agreement, the Advisor arranges to provide, day-to-day operational services to the Fund including, but not limited to; accounting, administrative, legal, dividend disbursing and transfer agent, registrar, and custodial.  The Advisor may, employ third parties to assist it in performing the various services required of the Fund and is responsible for compensating such parties.  For the Advisor’s services to the Fund, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.70% of average net assets of the Fund, such fee to be computed daily based upon daily average net assets of the Fund. For the period ended March 31, 2008 the Advisor earned fees of $2,884.

Distribution Agreement

The Fund currently distributes its own shares.  Shares of the Fund are offered to the public on a continuous basis, but the Fund reserves the right to discontinue offering its shares at any time.

The Fund's Board of Directors has adopted a Plan of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), the Plan has not been implemented, and the Fund has no present intention of implementing the Plan.  The maximum amount that the Fund would pay under the Plan on an annualized basis would be 0.25% of the average daily net assets, payable to service providers providing personal service and/or maintaining accounts relating to the distribution of the Fund's shares.  To date, the Fund has not collected any fees related to Rule 12b-1 of the 1940 Act.

4.  INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments other than short-term obligations aggregated $1,173,309 and $1,104,415, respectively, for the period ended March 31, 2008.  There were no purchases or sales of U.S. Government Securities.

5. FEDERAL INCOME TAXES

For U.S. federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation / (depreciation) of investments at March 31, 2008 were as follows:

Cost of investments	$735,578
Gross unrealized appreciation	60,505
Gross unrealized depreciation	(107,332)
Net unrealized appreciation / (depreciation)	(46,827)
Undistributed ordinary income	(7,543)
Capital losses	(146,922)
Total distributable earnings	(201,292)

The difference between undistributed ordinary income and accumulated net investment income in the Statement of Assets and Liabilities is due to differing book tax treatments of spin offs from foreign corporations and imputed income on the Fund's investment in a commodity-linked note.  The difference between the net unrealized appreciation / (depreciation) on a tax basis and the net unrealized appreciation in the Statement of Assets and Liabilities is due to deferred tax losses on wash sales and offsetting adjustments for the ordinary income adjustments described herein.  The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.   As of September 30, 2007, Accumulated Undistributed Net Investment Income was increased and Accumulated Undistributed Realized Loss on Investments and foreign currency transactions was increased by $1,987 due to permanent book/tax differences related to gains on foreign currency transactions.

The tax character of distributions paid during the period ended March 31, 2008 were as follows:

Ordinary income	$ 8,632

6.   RISKS AND UNCERTAINTIES

Non-Diversification Risk

The Fund is classified as non-diversified.  This means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.  Because the Fund invests its assets in fewer securities; the Fund is subject to greater risk of loss if any of those securities become permanently impaired.  Additionally, the net asset value of a non-diversified fund generally is more volatile and a shareholder may have a greater risk of loss if he or she redeems during a period of high volatility.  Lack of broad diversification also may cause the Fund to be more susceptible to economic, political or regulatory events than a diversified fund.

Sector Focus Risk

The Fund’s investments in commodity-related companies can be significantly effected by events relating to those sectors.  The prices of agriculture, metals, and energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply, international political events relating to commodity producing countries, the success of new projects, and tax and other governmental regulatory policies.  As a result, the securities owned by the Fund may react similarly to and move in unison with one another.  Because the Fund may focus its investments in the agriculture, metals, or energy sectors, it is subject to the risks affecting that sector and the Fund’s share price may be more volatile than a fund that invests in a wide variety of market sectors.

Foreign Securities

Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign security trading practices, including those involving the release of assets in advance of payment, may invoke increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, and restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that an adviser will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

Credit Risk of Debt Securities

A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default.  The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Commodity-Linked Notes Securities

The Fund will invest indirectly in commodities through instruments that invest in or are a derivative of commodities, such as commodity-linked notes.  In a typical commodity-linked note, sometimes referred to as a commodity-linked structured note, the principal and/or coupon payments are linked to the value of an individual commodity, or the performance of commodity indices.  Therefore, these securities are "commodity-linked”.  Also, at maturity, the Fund may receive more or less principal than it originally invested.  The commodity-linked notes in which the fund invests, may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations.  These notes are debt securities of the issuer and so, in addition to fluctuating in response to changes in the underlying commodity index, will be subject to credit and interest rate risks that typically affect debt securities.

NOTE 7.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Company’s officers and directors for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 8.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2008, The Bruce Dailey Living Trust held in aggregate, approximately 33% of the Fund.

NOTE 9.  NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006 the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 (FIN 48) "Accounting for the Uncertainty of Income Taxes".  Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  Fin 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.  Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006.  At this time, management is evaluating the implications of FIN 48 and its impact of the Fund's financial statements has not yet been determined.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Additional Information (Unaudited)

The following table contains information concerning each officer of the Company and each Director of the Company who is an “interested person” of the Company, as defined in the 1940 Act.  Mr. Llewellyn is an interested person as defined in the 1940 Act by virtue of his employment with the Adviser.

INTERESTED DIRECTORS AND OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE & LENGTH OF TIME SERVED**	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
James Llewellyn 6075 Roswell Road, Suite 450 Atlanta, GA 30328 Year of Birth: 1969	Director, President and Treasurer	Mr. Llewellyn has served as a director of the Fund since the Fund’s inception in 2006.	Managing Member, McConnell Asset Mgmt, LLC, April 2004; Private Client Consultant, E*TRADE Securities, LLC, 2000; Financial Consultant, Merrill Lynch Futures, Inc., 1998	One	None

**

Each Director serves for an indefinite term.

The following table contains information regarding each director who is not an “interested person” of the Company, as defined in the 1940 Act.

INDEPENDENT DIRECTORS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE & LENGTH OF TIME SERVED**	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
Christopher Witte 6075 Roswell Road, Suite 450 Atlanta, GA 30328 Year of Birth:1969	Independent Director	Mr. Witte has served as a director of the Fund since the Fund’s inception in 2006.	Sr. Project Manager IT Operations, Cingular Wireless Inc/AT&T, 2002; Mgr. IT Operations, Cypress Restaurants of Georgia, Inc., 2001	One	None
Terry L. Cornett 6075 Roswell Road, Suite 450 Atlanta, GA 30328 Year of Birth: 1944	Independent Director	Mr. Cornett has served as a director of the Fund since the Fund’s inception in 2006.	Private real estate investments, Cornett Consulting, Inc., 2001; Account manager, The Procter and Gamble Co. 1970-1994	One	None

**

Each Director serves for an indefinite term.

Additional Information (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request.  The Fund annually discloses its complete proxy voting record on Form N-PX.  The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th will be available without charge by calling 1-800-595-4922, by writing to WorldCommodity Funds, Inc. c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, or visiting the SEC's web site at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4922.

INDEMNIFICATIONS

Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provided general indemnifications.  The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

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Board of Directors

Christopher Witte

Terry L. Cornett

James Llewellyn

WorldCommodity Funds, Inc.

6075 Roswell Road, Suite 450

Atlanta, Georgia 30328

Investment Adviser

McConnell Asset Management, LLC

d/b/a WorldCommodity Asset Management

6075 Roswell Road, Suite 450

Atlanta, Georgia 30328

404-437-7420  www.worldcommodityfunds.com

Custodian

Huntington National Bank, N.A.

41 South High Street

Columbus, Ohio 43215

Independent Registered Public Accounting Firm

Briggs Bunting & Dougherty, LLP

Two Penn Center Plaza, Suite 820

Philadelphia, Pennsylvania 19102-1732

Legal Counsel

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio  45202-4089

Transfer Agent, Fund Accountant, and Fund Administrator

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

This report is provided for the general information of the shareholders of the WorldCommoditySM Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus, which contains more information on fees, charges and other expenses and should be read carefully before investing or sending money.  Past performance is not a guarantee of future results.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

 OR

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.

Not applicable to open end investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END FUNDS.

Not applicable to open end investment companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.

Not applicable to open end investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)

Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item2 requirements through filing an exhibit.

 (a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, filed herewith.

EX-99.CERT. Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, filed herewith.

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WORLDCOMMODITY FUNDS, INC.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: May 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ JAMES LLEWELLYN

James Llewellyn

President and Treasurer

Date: May 31, 2008